Contributed Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

Share capital

	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
	Number of shares	Number of shares	Amount (USD)	Amount (USD)
Ordinary shares
Fully paid	567,941,993	488,733,461	$367,537,075	$338,425,286

Ordinary Share Capital

Date	Details	Note	Number of Shares	Issue Price (AUD)	Amount (USD)
January 1, 2023	Balance		486,774,622	$—	$338,108,198
March 15, 2023	Exercise of options	(e)	33,333	$0.50	11,080
	Exercise of performance rights	(c)	8,309	$—	—
March 23, 2023	Exercise of options	(e)	66,666	$0.90	40,273
April 12, 2023	Exercise of performance rights	(c)	1,910	$—	—
May 1, 2023	Exercise of performance rights	(c)	23,356	$—	—
June 29, 2023	Exercise of performance rights	(c)	39,515	$—	—
July 21, 2023	Exercise of performance rights	(c)	314,276	$—	—
August 1, 2023	Exercise of performance rights	(c)	6,002	$—	—
August 21, 2023	Exercise of performance rights	(c)	4,312	$—	—
August 29, 2023	Exercise of options	(e)	500,000	$0.70	225,729
	Exercise of share rights	(f)	419,719	$—	—
September 1, 2023	Exercise of performance rights	(c)	250,000	$—	—
October 20, 2023	Exercise of performance rights	(c)	18,174	$—	—
October 24, 2023	Exercise of options	(e)	150,000	$0.55	52,439
November 21, 2023	Exercise of performance rights	(c)	7,526	$—	—
November 28, 2023	Exercise of performance rights	(c)	2,178	$—	—
December 8, 2023	Exercise of performance rights	(c)	21,563	$—	—
December 14, 2023	Exercise of performance rights	(c)	92,000	$—	—
	Share issue costs				(12,433)
December 31, 2023	Balance		488,733,461		$338,425,286
January 19, 2024	Exercise of performance rights	(c)	125,200	$—	—
February 15, 2024	Exercise of performance rights	(c)	7,130	$—	—
March 14, 2024	Exercise of performance rights	(c)	3,841	$—	—
April 18, 2024	Exercise of options	(e)	33,334	$0.50	10,727
April 19, 2024	Exercise of performance rights	(c)	9,041	$—	—
May 2, 2024	Exercise of performance rights	(c)	35,490	$—	—
June 4, 2024	Exercise of performance rights	(c)	8,987	$—	—
June 13, 2024	Exercise of performance rights	(c)	32,042	$—	—
June 28, 2024	Exercise of performance rights	(c)	15,409	$—	—
July 12, 2024	Exercise of performance rights	(c)	297,885	$—	—
July 16, 2024	Exercise of options	(e)	3,415,759	$—	1,605,677
July 29, 2024	Exercise of performance rights	(c)	16,684	$—	—
September 2, 2024	Exercise of performance rights	(c)	250,000	$—	—
September 2, 2024	Exercise of share rights	(f)	65,405	$—	—
September 4, 2024	Exercise of performance rights	(c)	618,129	$—	—
September 19, 2024	Exercise of performance rights	(c)	46,005	$—	—
September 24, 2024	Exercise of performance rights	(c)	33,193	$—	—
October 2, 2024	Exercise of performance rights	(c)	2,479	$—	—
November 1, 2024	Exercise of performance rights	(c)	7,321	$—	—
November 12, 2024	Exercise of performance rights	(c)	7,522	$—	—
December 2, 2024	Placement shares		74,064,647	$0.60	28,807,889
December 12, 2024	Exercise of performance rights	(c)	113,029	$—	—
	Share issue costs		—		(1,312,504)
December 31, 2024	Balance		567,941,993		367,537,075